Offerings	Dec. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant(2)
Amount Registered | shares	17,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 172,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,823.00
Offering Note	Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 1,125,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units(3)
Amount Registered | shares	17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units(3)
Amount Registered | shares	8,625,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units(3)
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 99,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,698.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.